Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Millions	Total	Ordinary Shares [Member]	Additional Paid-in Capital (APIC) (restated) [Member]	Accumulated Surplus/ (Deficit) (restated) [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2009	$ 494.2	$ 35.8	$ 6,413.2	$ (5,918.7)	$ (36.1)
Beginning Balance, Shares at Dec. 31, 2009		583.9
Total comprehensive income/(loss)	(331.7)			(324.7)	(7.0)
Net tax shortfalls related to equity awards	(1.2)		(1.2)
Stock issued, net of issuance costs	1.8	0.1	1.7
Stock issued, net of issuance costs, Shares		1.3
Share-based compensation	31.2		31.2
Ending Balance at Dec. 31, 2010	194.3	35.9	6,444.9	(6,243.4)	(43.1)
Ending Balance, Shares at Dec. 31, 2010		585.2
Total comprehensive income/(loss)	566.2			560.5	5.7
Stock issued, net of issuance costs	6.3	0.3	6.0
Stock issued, net of issuance costs, Shares		4.1
Share-based compensation	35.0		35.0
Ending Balance at Dec. 31, 2011	801.8	36.2	6,485.9	(5,682.9)	(37.4)
Ending Balance, Shares at Dec. 31, 2011		589.3
Total comprehensive income/(loss)	(144.6)			(137.4)	(7.2)
Distribution in specie	(105.7)			(105.7)
Stock issued, net of issuance costs	20.8	0.3	20.5
Stock issued, net of issuance costs, Shares		5.6
Share-based compensation	45.9		45.9
Ending Balance at Dec. 31, 2012	$ 618.2	$ 36.5	$ 6,552.3	$ (5,926.0)	$ (44.6)
Ending Balance, Shares at Dec. 31, 2012		594.9